Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

September 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
WisdomTree Floating Rate Treasury Fund(a)	3,196	$160,663
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,124	160,147
WisdomTree Mortgage Plus Bond Fund(a)	4,801	213,906
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,383	214,570
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,697	321,289
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $1,046,799)		1,070,575
Other Assets less Liabilities — 0.1%		616
NET ASSETS — 100.0%		$1,071,191

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$152,490	$10,315	$2,009	$(6)	$(127)	$160,663	$1,636
WisdomTree Interest Rate Hedged High Yield Bond Fund	157,809	7,572	5,841	(39)	646	160,147	2,388
WisdomTree Mortgage Plus Bond Fund	206,062	9,829	2,614	(33)	662	213,906	2,019
WisdomTree U.S. Short Term Corporate Bond Fund	207,071	9,915	3,125	(17)	726	214,570	2,383
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	308,666	15,957	3,973	(16)	655	321,289	3,322
Total	$1,032,098	$53,588	$17,562	$(111)	$2,562	$1,070,575	$11,748

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,070,575	$–	$–	$1,070,575
Total Investments in Securities	$1,070,575	$–	$–	$1,070,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

September 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
iShares Core S&P 500 ETF	177	$118,466
JPMorgan BetaBuilders Europe ETF	461	32,090
SPDR Portfolio S&P 400 Mid Cap ETF	961	54,960
Vanguard High Dividend Yield ETF	446	62,864
Vanguard International High Dividend Yield ETF	938	79,430
WisdomTree Emerging Markets High Dividend Fund(a)	1,379	63,420
WisdomTree International Quality Dividend Growth Fund(a)	801	31,944
WisdomTree Japan Hedged Equity Fund(a)	246	31,495
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,771	157,548
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	784	39,184
WisdomTree U.S. Total Dividend Fund(a)	1,408	118,272
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $673,007)		789,673
Other Assets less Liabilities — 0.1%		508
NET ASSETS — 100.0%		$790,181

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$56,295	$7,788	$1,559	$(11)	$907	$63,420	$1,073
WisdomTree International Quality Dividend Growth Fund	29,056	3,473	812	(17)	244	31,944	111
WisdomTree Japan Hedged Equity Fund	27,082	3,459	2,528	92	3,390	31,495	36
WisdomTree U.S. Quality Dividend Growth Fund	164,549	16,573	34,406	1,772	9,060	157,548	673
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	19,644	18,572	536	(25)	1,529	39,184	165
WisdomTree U.S. Total Dividend Fund	101,388	13,462	2,616	9	6,029	118,272	572
Total	$398,014	$63,327	$42,457	$1,820	$21,159	$441,863	$2,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$789,673	$–	$–	$789,673
Total Investments in Securities	$789,673	$–	$–	$789,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

September 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
Global X U.S. Preferred ETF	433	$8,413
iShares Core S&P 500 ETF	25	16,733
JPMorgan BetaBuilders Europe ETF	123	8,562
SPDR Portfolio S&P 400 Mid Cap ETF	241	13,783
Vanguard High Dividend Yield ETF	90	12,686
Vanguard International High Dividend Yield ETF	201	17,021
WisdomTree Emerging Markets High Dividend Fund(a)	322	14,809
WisdomTree International Quality Dividend Growth Fund(a)	217	8,654
WisdomTree Japan Hedged Equity Fund(a)	49	6,273
WisdomTree Managed Futures Strategy Fund(a)	283	10,721
WisdomTree U.S. High Yield Corporate Bond Fund(a)	182	8,472
WisdomTree U.S. Quality Dividend Growth Fund(a)	191	16,991
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	170	8,497
WisdomTree U.S. Total Dividend Fund(a)	342	28,728
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	719	31,830
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $182,940)		212,173
Other Assets less Liabilities — 0.1%		190
NET ASSETS — 100.0%		$212,363

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

September 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$14,583	$47	$46	$(1)	$226	$14,809	$258
WisdomTree International Quality Dividend Growth Fund	8,602	—	—	—	52	8,654	30
WisdomTree Japan Hedged Equity Fund	5,942	125	514	51	669	6,273	8
WisdomTree Managed Futures Strategy Fund	9,992	36	37	1	729	10,721	—
WisdomTree U.S. High Yield Corporate Bond Fund	7,929	558	93	1	77	8,472	123
WisdomTree U.S. Quality Dividend Growth Fund	22,359	86	6,845	698	693	16,991	85
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,772	2,348	50	(1)	428	8,497	46
WisdomTree U.S. Total Dividend Fund	27,037	418	248	4	1,517	28,728	143
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	29,188	2,301	88	—	429	31,830	325
Total	$131,404	$5,919	$7,921	$753	$4,820	$134,975	$1,018

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$212,173	$–	$–	$212,173
Total Investments in Securities	$212,173	$–	$–	$212,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Moderate Digital Fund (MODRX)

September 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
iShares 10-20 Year Treasury Bond ETF	117	$12,050
iShares Core S&P 500 ETF	26	17,402
JPMorgan BetaBuilders Europe ETF	93	6,474
SPDR Portfolio S&P 400 Mid Cap ETF	150	8,578
Vanguard High Dividend Yield ETF	73	10,289
Vanguard International High Dividend Yield ETF	166	14,057
WisdomTree Emerging Markets High Dividend Fund(a)	221	10,164
WisdomTree Emerging Markets Local Debt Fund(a)	149	4,283
WisdomTree Floating Rate Treasury Fund(a)	60	3,016
WisdomTree International Quality Dividend Growth Fund(a)	162	6,461
WisdomTree Japan Hedged Equity Fund(a)	40	5,121
WisdomTree Mortgage Plus Bond Fund(a)	442	19,693
WisdomTree U.S. High Yield Corporate Bond Fund(a)	113	5,260
WisdomTree U.S. Quality Dividend Growth Fund(a)	350	31,136
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	120	5,998
WisdomTree U.S. Total Dividend Fund(a)	230	19,320
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	789	34,929
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $189,451)		214,231
Other Assets less Liabilities — 0.1%		213
NET ASSETS — 100.0%		$214,444

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Moderate Digital Fund (MODRX)

September 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$10,236	$—	$230	$10	$148	$10,164	$180
WisdomTree Emerging Markets Local Debt Fund	4,138	198	172	2	117	4,283	59
WisdomTree Floating Rate Treasury Fund	2,767	302	51	(0)^	(2)	3,016	31
WisdomTree International Quality Dividend Growth Fund	6,620	—	198	20	19	6,461	23
WisdomTree Japan Hedged Equity Fund	4,914	—	384	46	545	5,121	6
WisdomTree Mortgage Plus Bond Fund	18,475	1,201	44	(1)	62	19,693	180
WisdomTree U.S. High Yield Corporate Bond Fund	5,071	184	44	(1)	50	5,260	80
WisdomTree U.S. Quality Dividend Growth Fund	34,333	87	5,420	348	1,788	31,136	131
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	3,584	2,249	98	(5)	268	5,998	28
WisdomTree U.S. Total Dividend Fund	18,449	—	165	7	1,029	19,320	97
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	32,461	2,123	132	(2)	479	34,929	362
Total	$141,048	$6,344	$6,938	$424	$4,503	$145,381	$1,177

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$214,231	$–	$–	$214,231
Total Investments in Securities	$214,231	$–	$–	$214,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	5	$11,685
Ireland — 0.1%
IT Services — 0.1%
Accenture PLC, Class A	60	14,796
Netherlands — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	25	5,693
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	465	14,973
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	29	6,366
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	17	4,318
United States — 99.6%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.*	20	14,353
Boeing Co.*	150	32,375
General Dynamics Corp.	69	23,529
General Electric Co.	287	86,335
HEICO Corp.	35	11,299
Howmet Aerospace, Inc.	109	21,389
L3Harris Technologies, Inc.	48	14,660
Lockheed Martin Corp.	64	31,949
Northrop Grumman Corp.	38	23,154
RTX Corp.	366	61,243
TransDigm Group, Inc.	15	19,770
Total Aerospace & Defense		340,056
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	38	4,658
FedEx Corp.	63	14,856
United Parcel Service, Inc., Class B	207	17,291
Total Air Freight & Logistics		36,805
Automobiles — 2.5%
Ford Motor Co.	974	11,649
General Motors Co.	340	20,730
Tesla, Inc.*	833	370,452
Total Automobiles		402,831
Banks — 3.6%
Bank of America Corp.	2,045	105,502
Citigroup, Inc.	479	48,619
Citizens Financial Group, Inc.	116	6,167
Fifth Third Bancorp	168	7,484
First Citizens BancShares, Inc., Class A	4	7,157
Huntington Bancshares, Inc.	359	6,200
JPMorgan Chase & Co.	746	235,311
KeyCorp	223	4,168
M&T Bank Corp.	41	8,102
PNC Financial Services Group, Inc.	99	19,892
Regions Financial Corp.	230	6,065
Truist Financial Corp.	335	15,316
U.S. Bancorp	391	18,897
Wells Fargo & Co.	942	78,958
Total Banks		567,838
Beverages — 1.0%
Brown-Forman Corp., Class B	117	3,168
Coca-Cola Co.	1,135	75,273
Constellation Brands, Inc., Class A	46	6,195
Keurig Dr. Pepper, Inc.	342	8,724
Monster Beverage Corp.*	263	17,703
PepsiCo, Inc.	347	48,733
Total Beverages		159,796
Biotechnology — 1.5%
AbbVie, Inc.	446	103,267
Alnylam Pharmaceuticals, Inc.*	31	14,136
Amgen, Inc.	133	37,532
Biogen, Inc.*	37	5,183
Gilead Sciences, Inc.	318	35,298
Moderna, Inc.*	92	2,376
Natera, Inc.*	12	1,932
Regeneron Pharmaceuticals, Inc.	28	15,743
United Therapeutics Corp.*	4	1,677
Vertex Pharmaceuticals, Inc.*	65	25,457
Total Biotechnology		242,601
Broadline Retail — 3.8%
Amazon.com, Inc.*	2,704	593,717
eBay, Inc.	128	11,642
Total Broadline Retail		605,359
Building Products — 0.3%
Builders FirstSource, Inc.*	31	3,759
Carlisle Cos., Inc.	12	3,947
Carrier Global Corp.	211	12,597
Johnson Controls International PLC	63	6,927
Lennox International, Inc.	9	4,764
Masco Corp.	56	3,942
Owens Corning	22	3,112
Trane Technologies PLC	22	9,283
Total Building Products		48,331
Capital Markets — 3.6%
Ameriprise Financial, Inc.	29	14,246
Ares Management Corp., Class A	51	8,154
Bank of New York Mellon Corp.	194	21,138
Blackrock, Inc.	38	44,303
Blackstone, Inc.	304	51,938
Carlyle Group, Inc.	89	5,580
Cboe Global Markets, Inc.	11	2,698
Charles Schwab Corp.	444	42,389
CME Group, Inc.	93	25,128
Coinbase Global, Inc., Class A*	60	20,249
FactSet Research Systems, Inc.	10	2,865
Goldman Sachs Group, Inc.	87	69,282

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
Interactive Brokers Group, Inc., Class A	44	$3,028
Intercontinental Exchange, Inc.	145	24,430
Jefferies Financial Group, Inc.	22	1,439
KKR & Co., Inc.	237	30,798
LPL Financial Holdings, Inc.	20	6,654
Moody's Corp.	47	22,395
Morgan Stanley	415	65,968
MSCI, Inc.	20	11,348
Nasdaq, Inc.	150	13,268
Northern Trust Corp.	52	6,999
Raymond James Financial, Inc.	53	9,148
Robinhood Markets, Inc., Class A*	69	9,879
S&P Global, Inc.	80	38,937
State Street Corp.	76	8,817
T Rowe Price Group, Inc.	56	5,748
Total Capital Markets		566,826
Chemicals — 0.8%
Air Products & Chemicals, Inc.	58	15,818
CF Industries Holdings, Inc.	50	4,485
Corteva, Inc.	180	12,173
Dow, Inc.	172	3,944
DuPont de Nemours, Inc.	109	8,491
Ecolab, Inc.	74	20,266
International Flavors & Fragrances, Inc.	65	4,000
Linde PLC	48	22,800
LyondellBasell Industries NV, Class A	32	1,569
PPG Industries, Inc.	60	6,307
RPM International, Inc.	33	3,890
Sherwin-Williams Co.	67	23,199
Westlake Corp.	31	2,389
Total Chemicals		129,331
Commercial Services & Supplies — 0.6%
Cintas Corp.	112	22,989
Copart, Inc.*	253	11,377
Republic Services, Inc.	82	18,817
Rollins, Inc.	126	7,401
Veralto Corp.	65	6,930
Waste Connections, Inc.	25	4,395
Waste Management, Inc.	103	22,746
Total Commercial Services & Supplies		94,655
Communications Equipment — 0.9%
Arista Networks, Inc.*	333	48,521
Cisco Systems, Inc.	1,076	73,620
Motorola Solutions, Inc.	43	19,663
Ubiquiti, Inc.	6	3,964
Total Communications Equipment		145,768
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	4	3,301
EMCOR Group, Inc.	5	3,247
Quanta Services, Inc.	38	15,748
Total Construction & Engineering		22,296
Construction Materials — 0.2%
CRH PLC	66	7,913
Martin Marietta Materials, Inc.	16	10,085
Vulcan Materials Co.	35	10,767
Total Construction Materials		28,765
Consumer Finance — 0.7%
American Express Co.	189	62,778
Capital One Financial Corp.	161	34,226
SoFi Technologies, Inc.*	107	2,827
Synchrony Financial	100	7,105
Total Consumer Finance		106,936
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	113	104,596
Dollar General Corp.	55	5,684
Kroger Co.	187	12,606
Sysco Corp.	128	10,540
Target Corp.	115	10,315
U.S. Foods Holding Corp.*	24	1,839
Walmart, Inc.	2,136	220,136
Total Consumer Staples Distribution & Retail		365,716
Containers & Packaging — 0.1%
Avery Dennison Corp.	21	3,406
Ball Corp.	78	3,933
International Paper Co.	89	4,130
Packaging Corp. of America	23	5,012
Smurfit WestRock PLC	50	2,128
Total Containers & Packaging		18,609
Distributors — 0.0%
Genuine Parts Co.	34	4,712
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,864	52,639
Verizon Communications, Inc.	1,083	47,598
Total Diversified Telecommunication Services		100,237
Electric Utilities — 1.3%
Alliant Energy Corp.	65	4,382
American Electric Power Co., Inc.	134	15,075
Constellation Energy Corp.	88	28,958
Duke Energy Corp.	197	24,379
Edison International	99	5,473
Entergy Corp.	109	10,158
Eversource Energy	87	6,189
Exelon Corp.	256	11,522
FirstEnergy Corp.	147	6,735
NextEra Energy, Inc.	528	39,859
NRG Energy, Inc.	21	3,401
PG&E Corp.	545	8,219
PPL Corp.	191	7,097
Southern Co.	281	26,630
Xcel Energy, Inc.	141	11,372
Total Electric Utilities		209,449
Electrical Equipment — 0.8%
AMETEK, Inc.	59	11,092
Eaton Corp. PLC	39	14,596
Emerson Electric Co.	147	19,284
GE Vernova, Inc.	73	44,888

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
Hubbell, Inc.	14	$6,024
Rockwell Automation, Inc.	29	10,136
Vertiv Holdings Co., Class A	100	15,086
Total Electrical Equipment		121,106
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	321	39,724
CDW Corp.	34	5,416
Corning, Inc.	220	18,047
Keysight Technologies, Inc.*	44	7,696
Ralliant Corp.	26	1,137
Teledyne Technologies, Inc.*	12	7,032
Trimble, Inc.*	24	1,960
Zebra Technologies Corp., Class A*	13	3,863
Total Electronic Equipment, Instruments & Components		84,875
Energy Equipment & Services — 0.2%
Baker Hughes Co.	258	12,570
Halliburton Co.	222	5,461
Schlumberger NV	143	4,915
Total Energy Equipment & Services		22,946
Entertainment — 1.7%
Electronic Arts, Inc.	70	14,119
Liberty Media Corp.-Liberty Formula One, Class C*	63	6,580
Live Nation Entertainment, Inc.*	60	9,804
Netflix, Inc.*	120	143,870
ROBLOX Corp., Class A*	159	22,025
Take-Two Interactive Software, Inc.*	44	11,368
Walt Disney Co.	481	55,075
Warner Bros Discovery, Inc.*	577	11,269
Total Entertainment		274,110
Financial Services — 4.6%
Affirm Holdings, Inc.*	26	1,900
Apollo Global Management, Inc.	214	28,520
Berkshire Hathaway, Inc., Class B*	573	288,070
Block, Inc.*	158	11,419
Corebridge Financial, Inc.	172	5,512
Corpay, Inc.*	18	5,185
Fidelity National Information Services, Inc.	151	9,957
Fiserv, Inc.*	157	20,242
Global Payments, Inc.	65	5,400
Mastercard, Inc., Class A	252	143,340
PayPal Holdings, Inc.*	265	17,771
Toast, Inc., Class A*	49	1,789
Visa, Inc., Class A	534	182,297
Total Financial Services		721,402
Food Products — 0.5%
Archer-Daniels-Midland Co.	133	7,945
General Mills, Inc.	142	7,160
Hershey Co.	47	8,791
Hormel Foods Corp.	131	3,241
Kellanova	86	7,054
Kraft Heinz Co.	294	7,656
McCormick & Co., Inc., Non-Voting Shares	65	4,349
Mondelez International, Inc., Class A	356	22,239
Tyson Foods, Inc., Class A	83	4,507
Total Food Products		72,942
Gas Utilities — 0.0%
Atmos Energy Corp.	38	6,489
Ground Transportation — 0.8%
CSX Corp.	492	17,471
JB Hunt Transport Services, Inc.	25	3,354
Norfolk Southern Corp.	56	16,823
Old Dominion Freight Line, Inc.	54	7,602
Uber Technologies, Inc.*	510	49,965
Union Pacific Corp.	151	35,692
XPO, Inc.*	12	1,551
Total Ground Transportation		132,458
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	444	59,469
Align Technology, Inc.*	19	2,379
Baxter International, Inc.	127	2,892
Becton Dickinson & Co.	73	13,664
Boston Scientific Corp.*	389	37,978
Cooper Cos., Inc.*	50	3,428
Dexcom, Inc.*	96	6,460
Edwards Lifesciences Corp.*	154	11,977
GE HealthCare Technologies, Inc.	114	8,561
Hologic, Inc.*	62	4,184
IDEXX Laboratories, Inc.*	19	12,139
Insulet Corp.*	17	5,249
Intuitive Surgical, Inc.*	92	41,145
Medtronic PLC	125	11,905
ResMed, Inc.	36	9,854
STERIS PLC	11	2,722
Stryker Corp.	100	36,967
Zimmer Biomet Holdings, Inc.	52	5,122
Total Health Care Equipment & Supplies		276,095
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	64	10,045
Cencora, Inc.	52	16,252
Centene Corp.*	132	4,710
Cigna Group	75	21,619
CVS Health Corp.	323	24,351
Elevance Health, Inc.	58	18,741
HCA Healthcare, Inc.	67	28,555
Humana, Inc.	31	8,065
Labcorp Holdings, Inc.	21	6,028
McKesson Corp.	36	27,811
Molina Healthcare, Inc.*	14	2,679
Quest Diagnostics, Inc.	29	5,527
UnitedHealth Group, Inc.	235	81,146
Total Health Care Providers & Services		255,529
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	39	3,250
Ventas, Inc.	101	7,069
Welltower, Inc.	143	25,474
Total Health Care REITs		35,793
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	41	12,214

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A*	155	$18,820
Booking Holdings, Inc.	9	48,593
Carnival Corp.*	105	3,036
Chipotle Mexican Grill, Inc.*	354	13,873
Darden Restaurants, Inc.	30	5,711
Domino's Pizza, Inc.	9	3,885
DoorDash, Inc., Class A*	99	26,927
DraftKings, Inc., Class A*	128	4,787
Expedia Group, Inc.	35	7,481
Hilton Worldwide Holdings, Inc.	67	17,383
Las Vegas Sands Corp.	192	10,328
Marriott International, Inc., Class A	74	19,273
McDonald's Corp.	182	55,308
Royal Caribbean Cruises Ltd.	24	7,766
Starbucks Corp.	299	25,295
Yum! Brands, Inc.	71	10,792
Total Hotels, Restaurants & Leisure		279,258
Household Durables — 0.3%
DR Horton, Inc.	91	15,422
Garmin Ltd.	18	4,432
Lennar Corp., Class A	81	10,209
PulteGroup, Inc.	70	9,249
Toll Brothers, Inc.	18	2,487
Total Household Durables		41,799
Household Products — 0.9%
Church & Dwight Co., Inc.	65	5,696
Clorox Co.	32	3,946
Colgate-Palmolive Co.	215	17,187
Kimberly-Clark Corp.	88	10,942
Procter & Gamble Co.	626	96,185
Total Household Products		133,956
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	94	18,417
Industrial Conglomerates — 0.4%
3M Co.	137	21,260
Honeywell International, Inc.	168	35,364
Total Industrial Conglomerates		56,624
Industrial REITs — 0.2%
Prologis, Inc.	221	25,309
Insurance — 1.6%
Aflac, Inc.	153	17,090
Allstate Corp.	68	14,596
American International Group, Inc.	182	14,294
Aon PLC, Class A	22	7,845
Arch Capital Group Ltd.	37	3,357
Arthur J Gallagher & Co.	57	17,655
Brown & Brown, Inc.	76	7,128
Chubb Ltd.	40	11,290
Cincinnati Financial Corp.	40	6,324
Erie Indemnity Co., Class A	12	3,818
Everest Group Ltd.	4	1,401
Fidelity National Financial, Inc.	69	4,174
Hartford Insurance Group, Inc.	79	10,538
Loews Corp.	58	5,823
Markel Group, Inc.*	3	5,734
Marsh & McLennan Cos., Inc.	132	26,602
MetLife, Inc.	193	15,897
Principal Financial Group, Inc.	61	5,058
Progressive Corp.	164	40,500
Prudential Financial, Inc.	94	9,752
Travelers Cos., Inc.	60	16,753
Willis Towers Watson PLC	10	3,454
WR Berkley Corp.	99	7,585
Total Insurance		256,668
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A	3,282	797,854
Meta Platforms, Inc., Class A	689	505,988
Pinterest, Inc., Class A*	167	5,372
Snap, Inc., Class A*	404	3,115
Total Interactive Media & Services		1,312,329
IT Services — 0.9%
Cloudflare, Inc., Class A*	82	17,596
Cognizant Technology Solutions Corp., Class A	128	8,585
Gartner, Inc.*	20	5,257
GoDaddy, Inc., Class A*	36	4,926
International Business Machines Corp.	240	67,718
MongoDB, Inc.*	18	5,587
Snowflake, Inc.*	85	19,172
Twilio, Inc., Class A*	46	4,604
VeriSign, Inc.	24	6,710
Total IT Services		140,155
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	73	9,370
Danaher Corp.	186	36,876
Illumina, Inc.*	35	3,324
IQVIA Holdings, Inc.*	46	8,737
Mettler-Toledo International, Inc.*	6	7,366
Thermo Fisher Scientific, Inc.	98	47,532
Waters Corp.*	14	4,197
West Pharmaceutical Services, Inc.	19	4,984
Total Life Sciences Tools & Services		122,386
Machinery — 1.4%
Caterpillar, Inc.	127	60,598
Cummins, Inc.	35	14,783
Deere & Co.	72	32,923
Dover Corp.	36	6,006
Fortive Corp.	90	4,409
IDEX Corp.	19	3,092
Illinois Tool Works, Inc.	76	19,818
Ingersoll Rand, Inc.	103	8,510
Otis Worldwide Corp.	103	9,417
PACCAR, Inc.	132	12,978
Parker-Hannifin Corp.	33	25,019
Pentair PLC	16	1,772
Snap-on, Inc.	13	4,505
Westinghouse Air Brake Technologies Corp.	45	9,021
Xylem, Inc.	60	8,850
Total Machinery		221,701

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
Media — 0.4%
Charter Communications, Inc., Class A*	42	$11,555
Comcast Corp., Class A	1,109	34,845
Fox Corp., Class A	123	7,756
News Corp., Class A	147	4,514
Omnicom Group, Inc.	55	4,484
Trade Desk, Inc., Class A*	133	6,518
Total Media		69,672
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	351	13,766
Newmont Corp.	289	24,366
Nucor Corp.	63	8,532
Reliance, Inc.	15	4,212
Steel Dynamics, Inc.	41	5,717
Total Metals & Mining		56,593
Multi-Utilities — 0.5%
Ameren Corp.	67	6,993
CenterPoint Energy, Inc.	160	6,208
CMS Energy Corp.	73	5,348
Consolidated Edison, Inc.	87	8,745
Dominion Energy, Inc.	213	13,029
DTE Energy Co.	51	7,213
NiSource, Inc.	45	1,949
Public Service Enterprise Group, Inc.	129	10,766
Sempra	163	14,667
WEC Energy Group, Inc.	79	9,053
Total Multi-Utilities		83,971
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	23	5,405
Chevron Corp.	552	85,720
ConocoPhillips	346	32,728
Coterra Energy, Inc.	197	4,659
Devon Energy Corp.	161	5,645
Diamondback Energy, Inc.	45	6,440
EOG Resources, Inc.	150	16,818
EQT Corp.	108	5,878
Expand Energy Corp.	22	2,337
Exxon Mobil Corp.	1,187	133,834
Kinder Morgan, Inc.	575	16,278
Marathon Petroleum Corp.	95	18,310
Occidental Petroleum Corp.	224	10,584
ONEOK, Inc.	152	11,092
Phillips 66	112	15,234
Targa Resources Corp.	60	10,052
Texas Pacific Land Corp.	6	5,602
Valero Energy Corp.	84	14,302
Williams Cos., Inc.	323	20,462
Total Oil, Gas & Consumable Fuels		421,380
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	165	9,364
Southwest Airlines Co.	145	4,627
United Airlines Holdings, Inc.*	85	8,202
Total Passenger Airlines		22,193
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	82	7,226
Kenvue, Inc.	486	7,888
Total Personal Care Products		15,114
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	521	23,497
Eli Lilly & Co.	254	193,802
Johnson & Johnson	609	112,921
Merck & Co., Inc.	629	52,792
Pfizer, Inc.	1,482	37,761
Zoetis, Inc.	113	16,534
Total Pharmaceuticals		437,307
Professional Services — 0.6%
Automatic Data Processing, Inc.	107	31,405
Booz Allen Hamilton Holding Corp.	33	3,298
Broadridge Financial Solutions, Inc.	31	7,383
Equifax, Inc.	31	7,952
Jacobs Solutions, Inc.	32	4,796
Leidos Holdings, Inc.	35	6,614
Paychex, Inc.	92	11,662
SS&C Technologies Holdings, Inc.	63	5,592
TransUnion	20	1,676
Verisk Analytics, Inc.	38	9,557
Total Professional Services		89,935
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	75	11,817
CoStar Group, Inc.*	100	8,437
Zillow Group, Inc., Class C*	23	1,772
Total Real Estate Management & Development		22,026
Residential REITs — 0.2%
AvalonBay Communities, Inc.	36	6,954
Equity Residential	95	6,149
Essex Property Trust, Inc.	16	4,283
Invitation Homes, Inc.	155	4,546
Mid-America Apartment Communities, Inc.	30	4,192
Total Residential REITs		26,124
Retail REITs — 0.2%
Kimco Realty Corp.	149	3,256
Realty Income Corp.	180	10,942
Simon Property Group, Inc.	81	15,201
Total Retail REITs		29,399
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.*	453	73,291
Analog Devices, Inc.	127	31,204
Applied Materials, Inc.	218	44,633
Broadcom, Inc.	1,209	398,861
First Solar, Inc.*	26	5,734
Intel Corp.*	1,146	38,448
KLA Corp.	36	38,830
Lam Research Corp.	346	46,329
Marvell Technology, Inc.	251	21,102
Microchip Technology, Inc.	131	8,413
Micron Technology, Inc.	285	47,686
Monolithic Power Systems, Inc.	12	11,048
NVIDIA Corp.	6,683	1,246,914
ON Semiconductor Corp.*	105	5,177

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

Investments	Shares	Value
Qualcomm, Inc.	292	$48,577
Teradyne, Inc.	40	5,506
Texas Instruments, Inc.	226	41,523
Total Semiconductors & Semiconductor Equipment		2,113,276
Software — 11.8%
Adobe, Inc.*	119	41,977
AppLovin Corp., Class A*	102	73,291
Atlassian Corp., Class A*	66	10,540
Autodesk, Inc.*	54	17,154
Cadence Design Systems, Inc.*	72	25,291
Crowdstrike Holdings, Inc., Class A*	64	31,384
Datadog, Inc., Class A*	87	12,389
Docusign, Inc.*	12	865
Dynatrace, Inc.*	77	3,731
Fair Isaac Corp.*	7	10,476
Fortinet, Inc.*	203	17,068
Gen Digital, Inc.	164	4,656
Guidewire Software, Inc.*	10	2,299
HubSpot, Inc.*	13	6,081
Intuit, Inc.	72	49,169
Manhattan Associates, Inc.*	16	3,280
Microsoft Corp.	1,946	1,007,931
Nutanix, Inc., Class A*	26	1,934
Oracle Corp.	711	199,962
Palantir Technologies, Inc., Class A*	641	116,931
Palo Alto Networks, Inc.*	174	35,430
PTC, Inc.*	30	6,090
Roper Technologies, Inc.	28	13,963
Salesforce, Inc.	258	61,146
ServiceNow, Inc.*	53	48,775
Strategy, Inc.*	18	5,800
Synopsys, Inc.*	48	23,683
Tyler Technologies, Inc.*	11	5,755
Workday, Inc., Class A*	64	15,407
Zoom Communications, Inc., Class A*	78	6,435
Zscaler, Inc.*	39	11,687
Total Software		1,870,580
Specialized REITs — 0.7%
American Tower Corp.	119	22,886
Crown Castle, Inc.	110	10,614
Digital Realty Trust, Inc.	80	13,830
Equinix, Inc.	24	18,798
Extra Space Storage, Inc.	51	7,188
Iron Mountain, Inc.	76	7,747
Public Storage	43	12,421
SBA Communications Corp.	27	5,220
VICI Properties, Inc.	259	8,446
Weyerhaeuser Co.	183	4,537
Total Specialized REITs		111,687
Specialty Retail — 1.7%
AutoZone, Inc.*	5	21,451
Best Buy Co., Inc.	53	4,008
Burlington Stores, Inc.*	6	1,527
Carvana Co.*	13	4,904
Home Depot, Inc.	249	100,892
Lowe's Cos., Inc.	141	35,435
O'Reilly Automotive, Inc.*	229	24,688
Ross Stores, Inc.	85	12,953
TJX Cos., Inc.	303	43,796
Tractor Supply Co.	133	7,564
Ulta Beauty, Inc.*	11	6,014
Williams-Sonoma, Inc.	31	6,059
Total Specialty Retail		269,291
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	3,939	1,002,988
Dell Technologies, Inc., Class C	202	28,637
Hewlett Packard Enterprise Co.	347	8,522
HP, Inc.	252	6,862
NetApp, Inc.	56	6,634
Pure Storage, Inc., Class A*	27	2,263
Sandisk Corp.*	31	3,478
Seagate Technology Holdings PLC	20	4,721
Super Micro Computer, Inc.*	139	6,664
Western Digital Corp.	85	10,205
Total Technology Hardware, Storage & Peripherals		1,080,974
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	37	3,751
Lululemon Athletica, Inc.*	10	1,779
NIKE, Inc., Class B	380	26,497
Total Textiles, Apparel & Luxury Goods		32,027
Tobacco — 0.6%
Altria Group, Inc.	461	30,454
Philip Morris International, Inc.	406	65,853
Total Tobacco		96,307
Trading Companies & Distributors — 0.3%
Fastenal Co.	294	14,418
Ferguson Enterprises, Inc.	19	4,267
United Rentals, Inc.	17	16,229
Watsco, Inc.	10	4,043
WW Grainger, Inc.	13	12,389
Total Trading Companies & Distributors		51,346
Water Utilities — 0.0%
American Water Works Co., Inc.	50	6,960
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	311	74,447
Total United States		15,802,087
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $12,684,001)		15,859,918
Other Assets less Liabilities — 0.1%		12,942
NET ASSETS — 100.0%		$15,872,860

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,859,918	$–	$–	$15,859,918
Total Investments in Securities	$15,859,918	$–	$–	$15,859,918

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 0.5%
Broadline Retail — 0.5%
MercadoLibre, Inc.*	12	$28,044
Ireland — 0.6%
IT Services — 0.6%
Accenture PLC, Class A	118	29,099
Netherlands — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV	70	15,941
South Korea — 0.3%
Broadline Retail — 0.3%
Coupang, Inc.*	546	17,581
Switzerland — 0.4%
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity PLC	89	19,538
United States — 97.5%
Automobiles — 4.1%
Tesla, Inc.*	471	209,463
Biotechnology — 3.8%
AbbVie, Inc.	330	76,408
Alnylam Pharmaceuticals, Inc.*	45	20,520
Amgen, Inc.	111	31,324
Gilead Sciences, Inc.	273	30,303
Regeneron Pharmaceuticals, Inc.	24	13,494
Vertex Pharmaceuticals, Inc.*	54	21,149
Total Biotechnology		193,198
Broadline Retail — 6.8%
Amazon.com, Inc.*	1,552	340,773
eBay, Inc.	78	7,094
Total Broadline Retail		347,867
Communications Equipment — 2.1%
Arista Networks, Inc.*	253	36,865
Cisco Systems, Inc.	758	51,862
Motorola Solutions, Inc.	41	18,749
Total Communications Equipment		107,476
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	276	34,155
Corning, Inc.	267	21,902
Keysight Technologies, Inc.*	28	4,898
Total Electronic Equipment, Instruments & Components		60,955
Entertainment — 2.9%
Electronic Arts, Inc.	79	15,934
Live Nation Entertainment, Inc.*	39	6,373
Netflix, Inc.*	74	88,720
ROBLOX Corp., Class A*	87	12,051
Take-Two Interactive Software, Inc.*	61	15,760
Warner Bros Discovery, Inc.*	402	7,851
Total Entertainment		146,689
Financial Services — 1.2%
Block, Inc.*	146	10,551
Corpay, Inc.*	12	3,457
Fidelity National Information Services, Inc.	164	10,814
Fiserv, Inc.*	132	17,019
Global Payments, Inc.	43	3,572
PayPal Holdings, Inc.*	229	15,357
Total Financial Services		60,770
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	49	14,598
Household Durables — 0.3%
Garmin Ltd.	58	14,281
Interactive Media & Services — 13.9%
Alphabet, Inc., Class A	1,917	466,023
Meta Platforms, Inc., Class A	325	238,673
Total Interactive Media & Services		704,696
IT Services — 1.9%
Cloudflare, Inc., Class A*	44	9,442
Cognizant Technology Solutions Corp., Class A	158	10,597
Gartner, Inc.*	25	6,572
GoDaddy, Inc., Class A*	23	3,147
International Business Machines Corp.	174	49,096
Snowflake, Inc.*	85	19,172
Total IT Services		98,026
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	87	11,166
Danaher Corp.	145	28,748
IQVIA Holdings, Inc.*	58	11,017
Mettler-Toledo International, Inc.*	3	3,683
Thermo Fisher Scientific, Inc.	72	34,921
Total Life Sciences Tools & Services		89,535
Media — 0.7%
Charter Communications, Inc., Class A*	42	11,554
Comcast Corp., Class A	842	26,456
Total Media		38,010
Professional Services — 1.2%
Automatic Data Processing, Inc.	89	26,121
Equifax, Inc.	43	11,031
Paychex, Inc.	102	12,930
Verisk Analytics, Inc.	45	11,318
Total Professional Services		61,400
Semiconductors & Semiconductor Equipment — 23.1%
Advanced Micro Devices, Inc.*	321	51,935
Analog Devices, Inc.	108	26,536
Applied Materials, Inc.	170	34,806
Broadcom, Inc.	715	235,886
Intel Corp.*	1,093	36,670
KLA Corp.	31	33,437

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2025

Investments	Shares	Value
Lam Research Corp.	281	$37,626
Marvell Technology, Inc.	177	14,880
Microchip Technology, Inc.	193	12,394
Micron Technology, Inc.	231	38,651
Monolithic Power Systems, Inc.	8	7,365
NVIDIA Corp.	3,063	571,494
ON Semiconductor Corp.*	75	3,698
Qualcomm, Inc.	213	35,435
Texas Instruments, Inc.	185	33,990
Total Semiconductors & Semiconductor Equipment		1,174,803
Software — 21.4%
Adobe, Inc.*	79	27,867
AppLovin Corp., Class A*	65	46,705
Atlassian Corp., Class A*	47	7,506
Autodesk, Inc.*	52	16,519
Cadence Design Systems, Inc.*	64	22,481
Crowdstrike Holdings, Inc., Class A*	54	26,481
Datadog, Inc., Class A*	86	12,246
Fair Isaac Corp.*	7	10,476
Fortinet, Inc.*	182	15,303
HubSpot, Inc.*	17	7,953
Intuit, Inc.	54	36,877
Microsoft Corp.	918	475,478
Oracle Corp.	464	130,495
Palantir Technologies, Inc., Class A*	405	73,880
Palo Alto Networks, Inc.*	136	27,692
PTC, Inc.*	20	4,060
Roper Technologies, Inc.	29	14,462
Salesforce, Inc.	165	39,105
ServiceNow, Inc.*	36	33,130
Strategy, Inc.*	47	15,144
Synopsys, Inc.*	44	21,709
Tyler Technologies, Inc.*	7	3,662
Workday, Inc., Class A*	53	12,759
Zscaler, Inc.*	25	7,491
Total Software		1,089,481
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	1,775	451,968
Dell Technologies, Inc., Class C	102	14,460
Hewlett Packard Enterprise Co.	199	4,887
HP, Inc.	320	8,714
NetApp, Inc.	32	3,791
Sandisk Corp.*	18	2,020
Western Digital Corp.	54	6,483
Total Technology Hardware, Storage & Peripherals		492,323
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	230	55,057
Total United States		4,958,628
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $2,571,776)		5,068,831
Other Assets less Liabilities — 0.4%		19,273
NET ASSETS — 100.0%		$5,088,104

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,068,831	$–	$–	$5,068,831
Total Investments in Securities	$5,068,831	$–	$–	$5,068,831

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.1%
U.S. Treasury Bond — 14.0%
5.38%, 2/15/31	$130,000	$140,004
Total U.S. Treasury Bond		140,004
U.S. Treasury Notes — 85.1%
1.13%, 8/31/28	126,200	117,543
3.38%, 9/15/28	20,000	19,865
1.38%, 10/31/28	222,900	208,333
4.00%, 2/28/30	6,000	6,071
0.63%, 5/15/30	5,000	4,347
3.75%, 5/31/30	10,000	10,008
4.00%, 5/31/30	20,000	20,237
3.75%, 6/30/30	17,000	17,011
3.88%, 6/30/30	77,900	78,384
3.88%, 7/31/30	45,000	45,276
4.00%, 7/31/30	13,000	13,149
3.63%, 8/31/30	40,000	39,801
3.75%, 8/31/31	3,000	2,987
4.00%, 4/30/32	186,000	187,119
3.88%, 8/31/32	80,000	79,781
Total U.S. Treasury Notes		849,912
TOTAL INVESTMENTS IN SECURITIES — 99.1% (Cost: $983,248)		989,916
Other Assets less Liabilities — 0.9%		9,299
NET ASSETS — 100.0%		$999,215

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$989,916	$–	$989,916
Total Investments in Securities	$–	$989,916	$–	$989,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.9%
U.S. Treasury Notes — 98.9%
1.88%, 2/15/32	$71,000	$63,010
3.88%, 8/31/32	130,000	129,645
3.50%, 2/15/33	39,400	38,258
3.88%, 8/15/33	55,000	54,557
4.50%, 11/15/33	161,000	166,497
3.88%, 8/15/34	118,300	116,516
4.25%, 5/15/35	334,000	337,157
4.25%, 8/15/35	44,000	44,361
TOTAL INVESTMENTS IN SECURITIES — 98.9% (Cost: $937,103)		950,001
Other Assets less Liabilities — 1.1%		10,929
NET ASSETS — 100.0%		$960,930

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$950,001	$–	$950,001
Total Investments in Securities	$–	$950,001	$–	$950,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.6%
U.S. Treasury Floating Rate Notes — 99.6%
4.14%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	$234,000	$234,064
4.05%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	195,000	194,990
4.08%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,037
4.10%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	245,000	245,075
4.00%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(a)	400,000	399,626
4.06%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	188,000	187,967
4.06%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	240,000	239,870
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $1,762,159)		1,761,629
Other Assets less Liabilities — 0.4%		7,805
NET ASSETS — 100.0%		$1,769,434

(a)	Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,761,629	$–	$1,761,629
Total Investments in Securities	$–	$1,761,629	$–	$1,761,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.4%
U.S. Treasury Bonds — 98.4%
3.00%, 5/15/45	$62,000	$48,273
3.00%, 5/15/47	412,300	313,992
1.38%, 8/15/50	19,000	9,558
1.63%, 11/15/50	17,000	9,126
1.88%, 11/15/51	555,500	314,378
4.63%, 2/15/55	71,200	70,004
4.75%, 5/15/55	27,000	27,091
4.75%, 8/15/55	20,000	20,073
TOTAL INVESTMENTS IN SECURITIES — 98.4% (Cost: $953,581)		812,495
Other Assets less Liabilities — 1.6%		13,457
NET ASSETS — 100.0%		$825,952

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$812,495	$–	$812,495
Total Investments in Securities	$–	$812,495	$–	$812,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 64.7%
United States — 64.7%
Capital Markets — 16.8%
Ares Capital Corp.	928	18,940
Blue Owl Capital Corp.	1,428	18,236
Blue Owl Technology Finance Corp.	1,367	18,892
FS KKR Capital Corp.	1,262	18,842
Golub Capital BDC, Inc.	1,386	18,974
Main Street Capital Corp.	302	19,204
Total Capital Markets		113,088
Mortgage Real Estate Investment Trusts (REITs) — 47.9%
AGNC Investment Corp.	2,000	19,580
Angel Oak Mortgage REIT, Inc.	2,023	18,955
Annaly Capital Management, Inc.	931	18,816
Apollo Commercial Real Estate Finance, Inc.	1,853	18,771
Arbor Realty Trust, Inc.	1,656	20,220
ARMOUR Residential REIT, Inc.	1,383	20,662
Blackstone Mortgage Trust, Inc., Class A	1,021	18,797
Chimera Investment Corp.	1,419	18,759
Ellington Financial, Inc.	1,498	19,444
Franklin BSP Realty Trust, Inc.	1,745	18,951
Ladder Capital Corp.	1,725	18,820
MFA Financial, Inc.	2,022	18,582
New York Mortgage Trust, Inc.	2,685	18,714
Ready Capital Corp.	4,638	17,949
Redwood Trust, Inc.	3,306	19,142
Rithm Capital Corp.	1,642	18,702
Starwood Property Trust, Inc.	970	18,789
Total Mortgage Real Estate Investment Trusts (REITs)		323,653
TOTAL COMMON STOCKS (COST: $460,409)		436,741
CLOSED - END FUNDS — 34.1%
United States — 34.1%
BlackRock Corporate High Yield Fund, Inc.	2,035	19,332
BlackRock Debt Strategies Fund, Inc.	1,838	19,520
Blackstone Secured Lending Fund	712	18,562
Eagle Point Credit Co., Inc.	2,953	19,519
FS Credit Opportunities Corp.	2,630	18,173
Guggenheim Strategic Opportunities Fund	1,297	19,429
Invesco Senior Income Trust	5,599	19,373
Nuveen Credit Strategies Income Fund	3,635	19,156
Nuveen Floating Rate Income Fund	2,367	19,362
Oxford Lane Capital Corp.	1,128	19,097
PIMCO Corporate & Income Opportunity Fund	1,347	19,451
PIMCO Dynamic Income Fund	980	19,404
TOTAL CLOSED - END FUNDS
(Cost: $235,878)		230,378
TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost: $696,287)		667,119
Other Assets less Liabilities — 1.2%		7,881
NET ASSETS — 100.0%		$675,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$436,741	$–	$–	$436,741
Closed - End Funds	230,378	–	–	230,378
Total Investments in Securities	$667,119	$–	$–	$667,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 97.0%
U.S. Treasury Notes — 97.0%
4.63%, 3/15/26	$44,000	$44,155
4.13%, 6/15/26	44,500	44,609
1.25%, 11/30/26	20,000	19,445
4.25%, 11/30/26	3,000	3,018
4.38%, 12/15/26	60,000	60,476
4.25%, 12/31/26	7,000	7,046
4.00%, 1/15/27	4,000	4,015
4.13%, 1/31/27	3,000	3,016
4.13%, 2/15/27	4,000	4,024
4.25%, 3/15/27	7,000	7,058
3.75%, 4/30/27	122,000	122,186
3.88%, 5/31/27	21,000	21,074
3.75%, 6/30/27	77,500	77,645
3.75%, 8/15/27	210,000	210,459
3.38%, 9/15/27	5,000	4,978
4.25%, 1/15/28	7,000	7,096
4.25%, 2/15/28	19,000	19,272
3.88%, 3/15/28	169,000	170,083
3.75%, 5/15/28	69,800	70,032
3.88%, 7/15/28	21,000	21,139
3.63%, 8/15/28	75,000	75,009
TOTAL INVESTMENTS IN SECURITIES — 97.0% (Cost: $991,384)		995,835
Other Assets less Liabilities — 3.0%		30,927
NET ASSETS — 100.0%		$1,026,762

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$995,835	$–	$995,835
Total Investments in Securities	$–	$995,835	$–	$995,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 96.5%
U.S. Treasury Inflation-Indexed Bonds — 36.7%
2.00%, 1/15/26	$50,000	$81,488
3.63%, 4/15/28	40,000	85,018
2.13%, 2/15/41	72,700	107,259
1.38%, 2/15/44	17,000	20,170
0.13%, 2/15/52	99,400	62,605
Total U.S. Treasury Inflation-Indexed Bonds		356,540
U.S. Treasury Inflation-Indexed Notes — 59.8%
0.13%, 10/15/26	48,300	56,799
0.88%, 1/15/29	87,000	110,496
0.13%, 1/15/30	248,200	297,618
0.63%, 7/15/32	40,000	42,111
1.13%, 1/15/33	70,800	74,440
Total U.S. Treasury Inflation-Indexed Notes		581,464
TOTAL INVESTMENTS IN SECURITIES — 96.5% (Cost: $966,122)		938,004
Other Assets less Liabilities — 3.5%		34,442
NET ASSETS — 100.0%		$972,446

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$938,004	$–	$938,004
Total Investments in Securities	$–	$938,004	$–	$938,004

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, and WisdomTree Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) and the WisdomTree Private Credit and Alternative Income Digital Fund invests in closed-end funds (“CEFs”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (conluded)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.